As filed with the Securities and Exchange Commission on August 10, 2026

Securities Act File No. 333-228832

Investment Company Act File No. 811-23402

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 175	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 177	☒
(Check appropriate box or boxes)

BLACKROCK ETF TRUST

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

United States of America

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

John M. Perlowski

BLACKROCK ETF TRUST

50 Hudson Yards

New York, New York 10001

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
Bryan Chegwidden, Esq.
Jeremy C. Smith, Esq.	Janey Ahn, Esq.
Ropes & Gray LLP	BlackRock Fund Advisors
1211 Avenue of the Americas	50 Hudson Yards
New York, New York 10036-8704	New York, New York 10001

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On September 10, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to iShares Future Robotics and Related Technologies Active ETF, a series of the Registrant, and is not intended to amend or supersede any prior filing relating to any other series of the Registrant.

Explanatory Note

This Post-Effective Amendment No. 175 under the Securities Act of 1933, as amended (the “Securities Act”) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock ETF Trust (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until September  10, 2026, the effectiveness of the registration statement of iShares Future Robotics and Related Technologies Active ETF, filed in Post-Effective Amendment No. 169 on May 28, 2026, pursuant to paragraph (a)(2) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 175 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 169 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on August 10, 2026.

BLACKROCK ETF TRUST (REGISTRANT) ON BEHALF OF ISHARES FUTURE ROBOTICS AND RELATED TECHNOLOGIES ACTIVE ETF

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	August 10, 2026

/S/ TRENT WALKER (Trent Walker)	Chief Financial Officer (Principal Financial and Accounting Officer)	August 10, 2026

CHRISTOPHER J. AILMAN* (Christopher J. Ailman)	Trustee

SUSAN J. CARTER* (Susan J. Carter)	Trustee

COLLETTE CHILTON* (Collette Chilton)	Trustee

NEIL A. COTTY* (Neil A. Cotty)	Trustee

JEFFREY JARCZYK* (Jeffrey Jarczyk)	Trustee

HENRY R. KEIZER* (Henry R. Keizer)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

DONALD C. OPATRNY* (Donald C. Opatrny)	Trustee

LORI RICHARDS* (Lori Richards)	Trustee

Signature	Title	Date

MARK STALNECKER* (Mark Stalnecker)	Trustee

MARC D. STERN* (Marc D. Stern)	Trustee

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

CLAIRE A. WALTON* (Claire A. Walton)	Trustee

ROBERT FAIRBAIRN* (Robert Fairbairn)	Trustee

*By: /S/ JANEY AHN (Janey Ahn, Attorney-In-Fact)		August 10, 2026